FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets And Liabilities [Abstract]
Schedule of financial assets and financial liabilities

The carrying amounts of financial assets and financial liabilities in each category are as follows:

	Year ended December 31, 2019
	Amortized cost	FVTPL	Total
	Thousand US$	Thousand US$	Thousand US$
Cash and cash equivalents	11,739	—	11,739
Restricted cash	31,511	—	31,511
Trade and other receivables (Note 17)	6,617	—	6,617
Contract assets (Note 6)	728	—	728
Amounts due from related parties (Note 16)	372	4,656	5,028
Other non-current assets (Note 27)	7,938	6,416	14,354
Total	58,905	11,072	69,977

	Year ended December 31, 2019
	Amortized cost	FVTPL	Total
	Thousand US$	Thousand US$	Thousand US$
Trade and other payables (Note 28)	15,796	—	15,796
Amounts due to related parties (Note 29)	85	—	85
Current borrowings (Note 30)	54,875	—	54,875
Current lease liability(Note 22)	3,745	—	3,745
Other current liabilities (Note 31)	—	—	—
Long term Liability-Lease (Note 22)	44,859	—	44,859
Non-current borrowings (Note 30)	147,997	—	147,997
Other non-current liabilities (Note 32)	—	72,321	72,321
Total	267,357	72,321	339,678

	Year ended December 31, 2018
	Amortized cost	FVTPL	Total
	Thousand US$	Thousand US$	Thousand US$
Cash and cash equivalents	43,831	—	43,831
Restricted cash	44,182	—	44,182
Trade and other receivables (Note 17)	13,760	—	13,760
Contract assets (Note 6)	731	—	731
Amounts due from other related parties (Note 16)	1,539	19,939	21,478
Other non-current assets (Note 27)	8,216	5,636	13,852
Total	112,259	25,575	137,834

	Year ended December 31, 2018
	Amortized cost	FVTPL	Total
	Thousand US$	Thousand US$	Thousand US$
Trade and other payables (Note 28)	22,255	—	22,255
Amounts due to other related parties (Note 29)	211	—	211
Current borrowings (Note 30)	49,700	—	49,700
Other current liabilities (Note 31)	—	130,323	130,323
Non-current borrowings (Note 30)	207,057	—	207,057
Other non-current liabilities (Note 32)		59,992	59,992
Total	279,223	190,315	469,538